UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			    Form 13F

			       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2003

Check here if Amendment	[	];	Amendment Number:  __________________

This Amendment (Check only one):	[	] is a restatement.
					[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		McRae Capital Management, Inc.
Address:	100 Campus Drive, Suite 115
		Florham Park, NJ  07932-1006

Form 13F File Number: 	28-1032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:		Phyllis Stoeckler
Title:		Vice President & Treasurer
Phone:		(973) 966-6475

Signature, Place, and Date of Signing:

	   Phyllis Stoeckler	     Florham Park, NJ		   February 11, 2004
      ------------------------	   ---------------------	   ----------------
	     [signature]	  	[City, State]		      [Date]

Report Type (Check only one):

[X]	13F HOLDINGS REPORT (Check here if all holdings of this reporting
	manager are reported in this report)

[ ]	13F NOTICE (Check here if no holdings reported are in this report,
	and all holidngs are reported by other reporting manager(s))

[ ]	13F COMBINATION REPORT (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

				   UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			     Form 13F

			      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			None

Form 13F Information Table Entry Total:			77 Data Records

Form 13F Information Table Value Total:			$151,129 (X$1,000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	None

McRAE CAPITAL MANAGEMENT, INC.
FORM 13F
December 31, 2003




             			                         Form 13 F Information Table

                                  TITLE   CUSIP        VALUE       SHARES/    SH/ PUT  INVSTMT	 OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS  NUMBER      		  PRINCIPAL AMT PRN CALL DSCRETN MANAGERS	SOLE	SHRD	NONE
------------------------------- -------- ----------- ---------  ------------- --- ---- ------- -------- ------  ------- ----
AFLAC INC.			COM	  1055102	235	6,500		SH	SOLE			6,500
ABBOTT LABORATORIES		COM	   282410	785	16,844		SH	SOLE			16,844
ALLERGAN INC			COM	  1849010	266	3,460		SH	SOLE			3,460
ALLSTATE CORPORATION		COM	 20002101	206	4,800		SH	SOLE			4,800
AMERICAN INTERNATIONAL GRP	COM	  2687410	7,304	110,193		SH	SOLE			110,193
AMGEN INC			COM	 31162100	1,010	16,352		SH	SOLE			16,352
APPLEBEE'S INTL INC		COM	 37899101	1,353	34,400		SH	SOLE			34,400
AUTOMATIC DATA PROCESSING	COM	 53015103	515	13,000		SH	SOLE			13,000
BP AMOCO PLC ADS L.C.		COM	 55622104	388	7,860		SH	SOLE			7,860
BANKNORTH GROUP INC		COM	06646R107	721	22,175		SH	SOLE			22,175
BARR LABORATORIES INC		COM	 68306109	396	5,150		SH	SOLE			5,150
BERKSHIRE HATHAWAY 		CL B	 84670207	225	80		SH	SOLE			80
BRISTOL MYERS SQUIBB CO.	COM	110122108	253	8,840		SH	SOLE			8,840
BUCKEYE-PARTNERS LP		COM	118230101	2,072	45,700		SH	SOLE			45,700
CVS CORP DEL			COM	126650100	3,090	85,550		SH	SOLE			85,550
CARDINAL HEALTH INC.		COM	14149Y108	2,078	33,976		SH	SOLE			33,976
CISCO SYSTEMS INC		COM	17275R102	4,195	173,145		SH	SOLE			173,145
CITIGROUP INC			COM	172967101	257	5,299		SH	SOLE			5,299
CORVIS CORP			COM	221009103	87	51,100		SH	SOLE			51,100
COSTCO WHOLESALE CORP		COM	22160K105	2,652	71,334		SH	SOLE			71,334
DELL INC			COM	24702R101	3,188	93,827		SH	SOLE			93,827
DREYFUS PREMIER NJ MUNI BOND	COM	26202T107	387	29,049		SH	SOLE			29,049
EMC CORP			COM	268648102	654	50,635		SH	SOLE			50,635
EXXON MOBIL CORPORATION		COM	30231G102	2,232	54,439		SH	SOLE			54,439
FANNIE MAE			COM	 31358610	7,800	103,920		SH	SOLE			103,920
FIDELITY INTERMEDIATE BOND	COM	315912105	264	24,809		SH	SOLE			24,809
SPARTAN 500 INDEX FUND #317	COM	315912204	912	11,912		SH	SOLE			11,912
FIDELITY GOVERNMENT INCOME	COM	316172105	228	22,347		SH	SOLE			22,347
FIDELITY GINNIE MAE FUND	COM	31617K105	618	55,811		SH	SOLE			55,811
FIRST DATA CORP			COM	319963104	542	13,200		SH	SOLE			13,200
FLEET BOSTON FINL CORP		COM	339030108	796	18,238		SH	SOLE			18,238
FOREST LABS INC			COM	345838106	1,001	16,200		SH	SOLE			16,200
FRANKLIN NJ TAX FREE CL C	COM	354723561	346	28,539		SH	SOLE			28,539
GANNETT CO INC			COM	364730101	285	3,200		SH	SOLE			3,200
GENERAL ELECTRIC CO		COM	 36960410	2,059	66,469		SH	SOLE			66,469
GILLETTE CO.			COM	 37576610	533	14,507		SH	SOLE			14,507
GLAXOSMITHKLEIN PLC ADS		COM	37733W105	731	15,690		SH	SOLE			15,690
INTEL CORP			COM	458140100	8,770	273,638		SH	SOLE			273,638
INTERNATIONAL BUSINESS MACHS	COM	 45920010	259	2,793		SH	SOLE			2,793
JOHNSON & JOHNSON		COM	 47816010	11,454	221,728		SH	SOLE			221,728
L-3 COMMUNICATIONS HLDG		COM	502424104	3,058	59,550		SH	SOLE			59,550
LEAPFROG ENTERPRISES		COM	52186N106	1,336	50,350		SH	SOLE			50,350
LIBERTY MEDIA GROUP 		CL A	530718105	357	30,000		SH	SOLE			30,000
LOWES COMPANIES INC		COM	548661107	6,346	114,575		SH	SOLE			114,575
MEDTRONIC, INC.			COM	585055106	2,599	53,462		SH	SOLE			53,462
MERCK & CO			COM	 58933110	1,117	24,168		SH	SOLE			24,168
MICROSOFT CORP.			COM	594918104	5,572	203,568		SH	SOLE			203,568
NET2PHONE INC			COM	64108N106	102	15,000		SH	SOLE			15,000
NEXUS GROUP INTL INC		COM	653331108	2	50,000		SH	SOLE			50,000
NUVEEN FLA INVEST QLTY MUNI	COM	670970102	249	15,000		SH	SOLE			15,000
OMNICOM GROUP			COM	681919106	367	4,200		SH	SOLE			4,200
PEPSICO INC.			COM	 71344810	6,555	140,606		SH	SOLE			140,606
PFIZER, INC.			COM	 71708110	12,511	354,119		SH	SOLE			354,119
PROCTER & GAMBLE		COM	 74271810	791	7,920		SH	SOLE			7,920
PULTE HOMES INC			COM	745867101	2,532	27,050		SH	SOLE			27,050
QUALCOMM INC			COM	747525103	383	7,100		SH	SOLE			7,100
QUEST DIAGNOSTICS		COM	74834L100	1,328	18,170		SH	SOLE			18,170
ST PAUL COMPANIES		COM	792860108	1,571	39,620		SH	SOLE			39,620
SAN JUAN BASIN ROYALTY TR	COM	798241105	267	12,300		SH	SOLE			12,300
SCOTTS COMPANY OHIO CLASS	CL A	810186106	3,685	62,290		SH	SOLE			62,290
SUN MICROSYSTEMS		COM	866810104	137	30,700		SH	SOLE			30,700
SYSCO CORP			COM	871829107	5,932	159,343		SH	SOLE			159,343
TIFFANY & CO.			COM	886547108	2,251	49,807		SH	SOLE			49,807
UNITED PARCEL SERVICE		COM	911312106	4,700	63,050		SH	SOLE			63,050
UNITED TECHNOLOGIES		COM	913017109	248	2,614		SH	SOLE			2,614
US INTERNETWORKING INC.		COM	917311805	0	50,000		SH	SOLE			50,000
VALLEY NAT'L BANCORP.		COM	919794107	1,866	63,888		SH	SOLE			63,888
VANGUARD BOND INDEX FUND	COM	921937108	122	11,792		SH	SOLE			11,792
VISHAY INTERTECHNOLOGY INC	COM	928298108	1,042	45,517		SH	SOLE			45,517
VODAFONE GROUP PLC		COM	92857W100	294	11,750		SH	SOLE			11,750
WACHOVIA CORP 2ND NEW		COM	929903102	389	8,357		SH	SOLE			8,357
WAL-MART STORES			COM	 93114210	1,083	20,422		SH	SOLE			20,422
WALGREEN CO			COM	931422109	236	6,500		SH	SOLE			6,500
WASHINGTON MUTUAL INC		COM	939322103	3,143	78,350		SH	SOLE			78,350
WELLS FARGO & COMPANY		COM	949746101	5,457	92,664		SH	SOLE			92,664
WILMINGTON TRUST CORP		COM	971807102	281	7,800		SH	SOLE			7,800
ZIMMER HOLDINGS INC		COM	98956P102	2,065	29,331		SH	SOLE			29,331


